BACKGROUND AND BASIS OF PRESENTATION - Narrative (Details)	Dec. 31, 2025 store pointsOfSale dealer market
Background and Basis of Presentation [Abstract]
Number of worldwide markets | market	60
Number of authorized dealers | dealer	181
Number of points of sale | pointsOfSale	195
Number of Ferrari-owned stores	16
Number of franchised stores	2